First Trust Smith Unconstrained Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
First Trust Smith Unconstrained Bond ETF | First Trust Smith Unconstrained Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.54%	(5.85%)	1.02%	6.78%	6.73%